Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule Of Intangible Assets

	December 31,
	2012	2011
Net intangible assets at January 1	$127,760	$—
Additions	383,994	130,200
Amortization expense	(10,374)	(2,440)
Net intangible assets at December 31	$501,380	$127,760

Schedule Of Expected Amortization Of The Intangible Assets

2013	$21,983
2014	23,832
2015	25,144
2016	26,414
2017	28,678
Thereafter	375,329
Total	$501,380